Share based payments (Tables)	12 Months Ended
Dec. 31, 2022
Share based payments
Summary of changes in incentive share options outstanding

		Number of shares
	Exercise	issued or issuable
	price	on exercise
Balance December 31, 2020	$5.940	844,630
Grant	$7.290	5,556
Exercised	$2.520	(58,889)
Grant	$6.210	31,944
Grant	$6.300	13,889
Expiries	$2.880	(2,778)
Balance December 31, 2021	$5.940	834,352
Grant	$5.400	222,274
Cancelled	$6.300	(13,889)
Expiries	$11.880	(83,333)
Exercised	$2.520	(35,184)
Exercised	$2.520	(20,370)
Grant	$5.760	19,444
Grant	$4.630	19,444
Grant	$4.900	40,000
Grant	$4.380	30,000
Expiries	$12.420	(66,667)
Expiries	$2.520	(9,259)
Expiries	$2.520	(20,370)
Expiries	$5.400	(32,258)
Grant	$3.210	130,000
Expiries	$4.860	(22,223)
Balance December 31, 2022	$4.947	991,960

Summary of Incentive share options outstanding and exercisable

Incentive stock options outstanding and exercisable (vested) at December 31, 2022 are summarized as follows:

	Options Outstanding			Options Exercisable

		Weighted	Weighted
	Number of	Average	Average	Number of	Weighted
	Shares Issuable	Remaining Life	Exercise	Shares Issuable	Average
Exercise Price	on Exercise	(Years)	Price	on Exercise	Exercise Price
$2.52	174,259	1.68	$2.52	143,704	$1.68
2.61	27,778	2.66	2.61	27,778	2.66
2.88	16,667	1.75	2.88	16,667	1.75
3.21	130,000	4.87	3.21	—	4.87
3.24	55,556	1.14	3.24	55,556	1.14
4.38	30,000	4.48	4.38	—	4.48
4.63	19,444	4.40	4.63	—	4.40
4.90	40,000	4.44	4.90	—	4.44
5.40	190,016	4.05	5.40	—	4.05
5.76	19,444	4.25	5.76	—	4.25
6.21	31,944	3.29	6.21	10,648	3.29
6.48	116,667	2.74	6.48	116,667	2.74
7.29	5,556	2.13	7.29	2,778	2.13
8.82	109,630	0.48	8.82	109,630	0.48
9.32	25,000	0.08	9.32	25,000	0.08

	991,960	2.86	$4.95	508,426	$1.62

Summary of warrants issued and outstanding

Canadian denominated warrants
	Weighted
	average	Number of shares issued
	exercise price	or issuable on exercise
Balance - December 31, 2020	$3.96	1,885,195
Issuance of warrants	$9.00	875,917
Issuance of warrants	$5.58	105,110
Exercised warrants	$4.86	(308,230)
Exercised warrants	$3.78	(818,971)
Exercised warrants	$3.78	(442,014)
Warrant expiries	$1.08	(11,111)
Warrant expiries	$4.86	(11,111)
Balance - December 31, 2021	$7.53	1,274,785
Exercised warrants	$3.78	(210,545)
Expired warrants	$3.78	(83,213)
Balance - December 31, 2022	$8.66	981,027

United States Dollar denominated warrants

	Weighted
	average		Number of shares issued or
	exercise price		issuable on exercise
Balance – December 31, 2021		$0.00	—
Issuance of warrants	US$	3.10	2,483,150
Balance - December 31, 2022			2,483,150
Total warrants
Balance - December 31, 2021			1,274,785
Balance - December 31, 2022			3,464,177

Summary of expiry of warrants

		Number of warrants	Weighted Average
Grant Date	Expiry Date	outstanding	Exercise Price

January 22, 2021	January 22, 2023	875,917		$9.00
January 22, 2021	January 22, 2023	105,110		5.58
United States Dollar denominated warrants
November 15, 2022	November 15, 2025	2,483,150	US$	3.10
		3,464,177		$8.63 – US$3.10

RSU
Share based payments
Summary of RSU, PSU and DSU plan transactions

Number of Units	2022	2021
Balance, January 1	63,711	72,222
Granted	50,890	16,025
Exercised	(29,108)	(23,147)
Expired	(7,204)	(1,389)
Balance, December 31	78,289	63,711

PSU
Share based payments
Summary of RSU, PSU and DSU plan transactions

Number of Units	2022	2021
Balance, January 1	87,500	—
Granted	18,057	87,500
Exercised	(28,474)	—
Expired	(13,194)	—
Balance, December 31	63,889	87,500

DSU
Share based payments
Summary of RSU, PSU and DSU plan transactions

Number of Units	2022	2021
Balance, January 1	176,331	173,361
Granted	71,474	15,817
Exercised	(12,493)	(12,847)
Balance, December 31	235,312	176,331